UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Vaughan Nelson International Fund
Institutional Class/ADVLX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Institutional Class/ADVLX)	$103	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 19.70% compared to the MSCI All Country World Ex US Net benchmark of 24.33%.
The Fund was impacted from lagging performance in Germany,  South Korea, and Switzerland.  Overall stock selection detracted from performance while we had positive contribution from allocation effect. On the positive side, the Fund performed well in Hong Kong driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, Hong Kong, Mexico, France, Sweden, and Denmark were the top contributors.
- From a sector perspective, the top contributors were Consumer Discretionary, Materials, Consumer Staples, and Financials.
Top Position Contributors:
1. Meituan
2. Carnival
3. Horiba
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Germany, South Korea, Switzerland, and Canada.
- From a sector perspective, the biggest detractors were Industrials, Health Care, Information Technology, and Energy.
Top Position Detractors:
1. Sartorius
2. Marlowe
3. Kosmos Energy
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Institutional Class/ADVLX)	19.70%	1.93%	3.44%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI EAFE SMALL CAP Index Net (USD)	22.97%	4.10%	5.73%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,634,391
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	205%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
PDD Holdings, Inc. - ADR	6.2%
TechnipFMC PLC	5.2%
TFI International, Inc.	5.0%
Wise PLC - Class A	5.0%
Meituan - Class B	5.0%
Intermediate Capital Group PLC	4.9%
Shopify, Inc.	4.9%
UBS Group A.G.	4.8%
Asset Allocation
Country Allocation
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson International Fund.  Prior to that period, the Fund was called Vaughan Nelson International Small Cap Fund.
Effective March 1, 2024, (the "Effective Date"), the Fund lowered its management fee from 0.85% to 0.75%.  As of the Effective Date, the Fund reduced the limit on the annual fund operating expenses from 0.99% to 0.89% of the average daily net assets of the Fund's Institutional Class shares.
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Vaughan Nelson International Fund
Investor Class/ADVJX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Investor Class/ADVJX)	$131	1.19%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 19.44% compared to the MSCI All Country World Ex US Net benchmark of 24.33%.
The Fund was impacted from lagging performance in Germany, South Korea, and Switzerland.  Overall stock selection detracted from performance while we had positive contribution from allocation effect.  On the positive side, the fund performed well in Hong Kong driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, Hong Kong, Mexico, France, Sweden, and Denmark were the top contributors.
- From a sector perspective, the top contributors were Consumer Discretionary, Materials, Consumer Staples, and Financials.
Top Position Contributors:
1. Meituan
2. Carnival
3. Horiba
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Germany, South Korea, Switzerland, and Canada.
- From a sector perspective, the biggest detractors were Industrials, Health Care, Information Technology, and Energy.
Top Position Detractors:
1. Sartorius
2. Marlowe
3. Kosmos Energy
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Investor Class/ADVJX)[1]	19.44%	1.67%	3.18%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI EAFE SMALL CAP Index Net (USD)	22.97%	4.10%	5.73%
[1]
Investor Class shares were first offered on December 2, 2019.  The performance figures for Investor Class shares include the performance for the Institutional Class shares prior to December 2, 2019, adjusted for Investor Class shares' expenses, which are higher than expenses of Institutional Class shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,634,391
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	205%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
PDD Holdings, Inc. - ADR	6.2%
TechnipFMC PLC	5.2%
TFI International, Inc.	5.0%
Wise PLC - Class A	5.0%
Meituan - Class B	5.0%
Intermediate Capital Group PLC	4.9%
Shopify, Inc.	4.9%
UBS Group A.G.	4.8%
Asset Allocation
Country Allocation
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson International Fund.  Prior to that period, the Fund was called Vaughan Nelson International Small Cap Fund.
Effective March 1, 2024, (the "Effective Date"), the Fund lowered its management fee from 0.85% to 0.75%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.24% to 1.14% of the average daily net assets of the Fund's Investor Class shares.
This is a summary of certain changes since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature , or upon request at 1-888-660-6610.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Vaughan Nelson Emerging Markets Fund
Institutional Class/ADVMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	$109	1.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 11.87% compared to the MSCI Emerging Markets Net benchmark of 25.31% and the MSCI Emerging Markets SMID Net benchmark return of 22.04%.
The Fund was impacted from lagging performance in Hong Kong and South Korea.  Specifically, our under ownership of internet and banks in China as well as non-AI tech companies in South Korea impacted overall fund performance.  In addition, our US listed energy positions and our stock selection in Mexico detracted from performance. On the positive side, the fund performed well in India driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, India, Canada, Ireland, and Turkey were the top contributors.
- From a sector perspective, the top contributor was Health Care.
Top Position Contributors:
           1. Powertech Technology
           2. Lotes
           3. Aegis Logistics
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Hong Kong, South Korea, Taiwan, and the United States.
- From a sector perspective, the biggest detractors were Information Technology, Industrials, and Consumer Discretionary.
Top Position Detractors:
           1. Taiwan Semi
           2. Kosmos Energy
           3. Nanya Technology
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	11.87%	5.37%	2.09%
MSCI Emerging Markets Index Net (USD)	25.31%	3.93%	3.43%
MSCI Emerging Markets SMID Cap Index Net (USD)	22.04%	7.42%	4.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX#performance_distributions for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,798,323
Total number of portfolio holdings	44
Total advisory fees paid (net)	$22,906
Portfolio turnover rate as of the end of the reporting period	117%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tongcheng Travel Holdings Ltd.	4.3%
Accton Technology Corp.	4.3%
Tencent Holdings Ltd.	4.0%
TechnipFMC PLC	3.1%
Grupo Mexico S.A.B. de C.V.	3.0%
Bilibili, Inc. - ADR	2.8%
Haitian International Holdings Ltd.	2.7%
PDD Holdings, Inc. - ADR	2.7%
Bank Negara Indonesia Persero Tbk P.T.	2.6%
Asset Allocation
Country Allocation
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson Emerging Markets Fund.  Prior to that period, the Fund was called Vaughan Nelson Emerging Markets Opportunities Fund.
Effective March 1, 2024 (the "Effective Date"), the Fund lowered its management fee from 0.95% to 0.85%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.10% to 1.00% of the average daily net assets of the Fund's Institutional Class shares.
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Vaughan Nelson Emerging Markets Fund
Investor Class/ADVKX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	$135	1.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 11.60% compared to the MSCI Emerging Markets Net benchmark of 25.31% and the MSCI Emerging Markets SMID Net benchmark return of 22.04%.
The Fund was impacted from lagging performance in Hong Kong and South Korea.  Specifically, our under ownership of internet and banks in China as well as non-AI tech companies in South Korea impacted overall fund performance.  In addition, our US listed energy positions and our stock selection in Mexico detracted from performance. On the positive side, the fund performed well in India driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, India, Canada, Ireland, and Turkey were the top contributors.
- From a sector perspective, the top contributor was Health Care.
Top Position Contributors:
           1. Powertech Technology
           2. Lotes
           3. Aegis Logistics
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Hong Kong, South Korea, Taiwan, and the United States.
- From a sector perspective, the biggest detractors were Information Technology, Industrials, and Consumer Discretionary.
Top Position Detractors:
     1. Taiwan Semi
     2. Kosmos Energy
     3. Nanya Technology
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)[1]	11.60%	5.10%	1.83%
MSCI Emerging Markets Index Net (USD)	25.31%	3.93%	3.43%
MSCI Emerging Markets SMID Cap Index Net (USD)	22.04%	7.42%	4.27%
[1]
Investor Class shares were first offered on December 2, 2019.  The performance figures for Investor Class shares include the performance for the Institutional Class shares prior to December 2, 2019, adjusted for Investor Class shares' expenses, which are higher than expenses of Institutional Class shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX#performance_distributions for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,798,323
Total number of portfolio holdings	44
Total advisory fees paid (net)	$22,906
Portfolio turnover rate as of the end of the reporting period	117%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tongcheng Travel Holdings Ltd.	4.3%
Accton Technology Corp.	4.3%
Tencent Holdings Ltd.	4.0%
TechnipFMC PLC	3.1%
Grupo Mexico S.A.B. de C.V.	3.0%
Bilibili, Inc. - ADR	2.8%
Haitian International Holdings Ltd.	2.7%
PDD Holdings, Inc. - ADR	2.7%
Bank Negara Indonesia Persero Tbk P.T.	2.6%
Asset Allocation
Country Allocation
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson Emerging Markets Fund.  Prior to that period, the Fund was called Vaughan Nelson Emerging Markets Opportunities Fund.
Effective March 1, 2024 (the "Effective Date"), the Fund lowered its management fee from 0.95% to 0.85%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.35% to 1.25% of the average daily net assets of the Fund's Investor Class shares.
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-660-6610.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Vaughan Nelson Funds	FYE 10/31/2024	FYE 10/31/2023
(a)	Audit Fees	$34,400	$33,300
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,600	$5,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vaughan Nelson Funds	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Vaughan Nelson Funds		FYE 10/31/2024	FYE 10/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Fund

(formerly, Vaughan Nelson Emerging Markets Opportunities Fund)

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Fund

(formerly, Vaughan Nelson International Small Cap Fund)

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

ANNUAL FINANCIALS AND OTHER INFORMATION

OCTOBER 31, 2024

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
Vaughan Nelson Emerging Markets Fund	1
Vaughan Nelson International Fund	3
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	23
Supplemental Information	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.im.natixis.com/en-us/products/mutual-funds/funds-by-fund-family/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS — 98.1%
	BRAZIL — 7.4%
106,100	Embraer S.A. *	$889,780
168,761	GPS Participacoes e Empreendimentos S.A. [1]	498,030
36,095	NU Holdings Ltd.- Class A *	544,674
74,594	PRIO S.A.	528,787
124,966	Smartfit Escola de Ginastica e Danca S.A.	472,332
		2,933,603
	CANADA — 2.6%
15,045	Celestica, Inc. *	1,029,078
	CHINA — 28.6%
50,862	Bilibili, Inc. - ADR *	1,125,067
16,300	Contemporary Amperex Technology Co., Ltd. - Class A	565,719
88,100	Ecovacs Robotics Co., Ltd. - Class A	646,049
934,700	Focus Media Information Technology Co., Ltd. - Class A	947,481
384,185	Haitian International Holdings Ltd.	1,062,648
12,010	NAURA Technology Group Co., Ltd. - Class A	661,118
121,945	Ningbo Tuopu Group Co., Ltd. - Class A	741,079
46,900	Proya Cosmetics Co., Ltd. - Class A	632,383
30,500	Tencent Holdings Ltd.	1,590,335
78,083	Tencent Music Entertainment Group - ADR	869,064
761,645	Tongcheng Travel Holdings Ltd.	1,723,173
19,030	Yum China Holdings, Inc.	839,413
		11,403,529
	GERMANY — 1.6%
4,784	Krones A.G.	623,165
	INDIA — 2.0%
62,105	360 ONE WAM Ltd.	803,642
	INDONESIA — 6.7%
12,167,810	Aspirasi Hidup Indonesia Tbk P.T.	697,009
3,130,214	Bank Negara Indonesia Persero Tbk P.T.	1,044,039
1,869,970	Bank Rakyat Indonesia Persero Tbk P.T.	570,068
3,373,667	Mitra Adiperkasa Tbk P.T.	338,980
		2,650,096
	IRELAND — 2.7%
8,770	PDD Holdings, Inc. - ADR *	1,057,574
	MEXICO — 5.2%
879,831	Cemex S.A.B. de C.V.	463,451
47,000	Coca-Cola Femsa S.A.B. de C.V.	391,136
232,770	Grupo Mexico S.A.B. de C.V.	1,217,856
		2,072,443
1

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHILIPPINES — 2.2%
360,931	Bank of the Philippine Islands	$886,593
	SAUDI ARABIA — 1.0%
7,596	Leejam Sports Co. JSC	384,280
	TAIWAN — 29.1%
101,470	Accton Technology Corp.	1,705,069
79,980	Chroma ATE, Inc.	1,010,936
86,470	E Ink Holdings, Inc.	809,291
66,385	Ennoconn Corp.	595,596
16,820	King Slide Works Co., Ltd.	631,894
16,014	Lotes Co., Ltd.	814,447
41,590	Nien Made Enterprise Co., Ltd.	619,743
147,810	Taiwan Semiconductor Manufacturing Co., Ltd.	4,635,246
43,599	Yageo Corp.	741,550
		11,563,772
	THAILAND — 1.4%
3,233,378	WHA Corp. PCL	559,021
	UNITED ARAB EMIRATES — 1.6%
271,438	Emaar Properties PJSC	641,760
	UNITED KINGDOM — 3.1%
47,040	TechnipFMC PLC	1,255,498
	UNITED STATES — 2.9%
31,720	ACM Research, Inc. - Class A *	596,178
150,875	Kosmos Energy Ltd. *	567,290
		1,163,468
	Total Common Stocks
	(Cost $34,959,029)	39,027,522

	TOTAL INVESTMENTS — 98.1%
	(Cost $34,959,029)	39,027,522
	Other Assets in Excess of Liabilities — 1.9%	770,801
	TOTAL NET ASSETS — 100.0%	$39,798,323

ADR – American Depository Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $498,030, which represents 1.25% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

2

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS — 100.7%
	BRAZIL — 3.6%
105,601	Embraer S.A. *	$885,595
4,370	NU Holdings Ltd.- Class A *	65,943
		951,538
	CANADA — 9.9%
16,500	Shopify, Inc. *	1,290,706
10,035	TFI International, Inc.	1,342,877
		2,633,583
	CHINA — 13.1%
56,130	Meituan - Class B *,1	1,326,373
16,390	NAURA Technology Group Co., Ltd. - Class A	902,226
24,030	Tencent Holdings Ltd.	1,252,975
		3,481,574
	INDONESIA — 2.5%
2,220,410	Bank Rakyat Indonesia Persero Tbk P.T.	676,901
	IRELAND — 6.2%
13,665	PDD Holdings, Inc. - ADR *	1,647,862
	JAPAN — 3.1%
126,550	Resona Holdings, Inc.	834,947
	MEXICO — 4.6%
235,005	Grupo Mexico S.A.B. de C.V.	1,229,550
	NETHERLANDS — 4.8%
1,880	ASML Holding N.V.	1,265,527
	SWITZERLAND — 4.8%
42,105	UBS Group A.G.	1,287,835
	TAIWAN — 11.2%
71,850	Accton Technology Corp.	1,207,345
56,940	Taiwan Semiconductor Manufacturing Co., Ltd.	1,785,609
		2,992,954
	UNITED KINGDOM — 19.8%
16,780	Ashtead Group PLC	1,255,313
49,110	Intermediate Capital Group PLC	1,304,622
51,485	TechnipFMC PLC	1,374,135
145,565	Wise PLC - Class A *	1,327,767
		5,261,837
	UNITED STATES — 17.1%
64,425	Carnival PLC *	1,286,623
316,460	Kosmos Energy Ltd. *	1,189,890
2,555	Monolithic Power Systems, Inc.	1,940,011
3

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
745	Westinghouse Air Brake Technologies Corp.	$140,045
		4,556,569
	Total Common Stocks
	(Cost $25,667,856)	26,820,677

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$449,649	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[2]	449,649
	Total Short-Term Investments
	(Cost $449,649)	449,649

	TOTAL INVESTMENTS — 102.4%
	(Cost $26,117,505)	27,270,326
	Liabilities in Excess of Other Assets — (2.4)%	(635,935)
	TOTAL NET ASSETS — 100.0%	$26,634,391

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,326,373, which represents 4.98% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2024

	Emerging Markets Fund	International Fund
Assets:
Investments, at cost	$34,959,029	$26,117,505
Foreign currency, at cost	97,813	-
Investments, at value	$39,027,522	$27,270,326
Foreign currency, at value	99,670	-
Receivables:
Investment securities sold	873,529	1,285,131
Fund shares sold	461	2,948
Dividends and interest	25,150	124,795
Due from Advisor	7,676	15,421
Prepaid expenses	24,206	18,967
Total assets	40,058,214	28,717,588

Liabilities:
Payables:
Due to custodian	136,120	-
Investment securities purchased	-	1,579,891
Fund shares redeemed	-	412,409
Shareholder servicing fees (Note 6)	5,415	10,964
Distribution fees (Note 7)	37	18
Fund administration fees	6,389	18,023
Transfer agent fees and expenses	1,877	2,802
Custody fees	2,151	11,726
Non-U.S. Taxes	66,526	-
Auditing fees	19,987	20,018
Trustees' deferred compensation (Note 3)	16,697	16,619
Legal fees	2,070	5,933
Chief Compliance Officer fees	1,391	2,214
Shareholder reporting fees	432	1,231
Trustees' fees and expenses	374	489
Accrued other expenses	425	860
Total liabilities	259,891	2,083,197
Commitments and contingencies (Note 3)
Net Assets	$39,798,323	$26,634,391

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$37,895,915	$40,165,361
Total distributable earnings (accumulated deficit)	1,902,408	(13,530,970)
Net Assets	$39,798,323	$26,634,391

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$39,795,083	$26,594,601
Shares of beneficial interest issued and outstanding	3,793,412	1,988,071
Net asset value per share	$10.49	$13.38

Investor Class
Net assets applicable to shares outstanding	$3,240	$39,790
Shares of beneficial interest issued and outstanding	310	2,988
Net asset value per share[1]	$10.46	$13.32

[1]	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

5

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2024

	Emerging Markets Fund	International Fund
Investment income:
Dividends (net of foreign withholding taxes of $115,866 and $33,377, respectively)	$887,408	$464,721
Interest	39,144	17,943
Total investment income	926,552	482,664

Expenses:
Advisory fees	352,202	206,805
Shareholder servicing fees (Note 6)	20,849	19,682
Distribution fees (Note 7) - Investor Class	8	93
Fund administration fees	129,205	138,744
Transfer agent fees and expenses	19,665	19,885
Custody fees	104,825	59,642
Registration fees	27,253	34,008
Legal fees	25,969	15,841
Auditing fees	20,638	20,587
Trustees' fees and expenses	13,411	13,211
Chief Compliance Officer fees	10,554	10,554
Shareholder reporting fees	7,464	5,663
Miscellaneous	5,660	3,708
Insurance fees	3,726	3,726
Interest expense	382	502
Tax reclaim service fees	-	5,246
Total expenses	741,811	557,897
Advisory fees waived	(329,296)	(206,805)
Other expenses absorbed	-	(101,421)
Net expenses	412,515	249,671
Net investment income (loss)	514,037	232,993

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,315,189	246,934
Foreign currency transactions	(22,638)	(8,360)
Deferred non-US taxes	(469,903)	-
Net realized gain (loss)	1,822,648	238,574
Net change in unrealized appreciation/depreciation on:
Investments	1,598,156	4,179,199
Foreign currency translations	145	3,128
Deferred non-US taxes	150,465	-
Net change in unrealized appreciation/depreciation	1,748,766	4,182,327
Net realized and unrealized gain (loss)	3,571,414	4,420,901

Net Increase (Decrease) in Net Assets from Operations	$4,085,451	$4,653,894

See accompanying Notes to Financial Statements.

6

Vaughan Nelson Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$514,037	$454,029
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	1,822,648	(1,469,434)
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	1,748,766	3,777,702
Net increase from payment by affiliates (note 3)	—	210,112
Net increase (decrease) in net assets resulting from operations	4,085,451	2,972,409

Distributions to Shareholders:
Distributions:
Institutional Class	(361,042)	(357,243)
Investor Class	(30)	(28)
Total distributions to shareholders	(361,072)	(357,271)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	7,639,226	3,643,554
Reinvestment of distributions:
Institutional Class	359,583	354,522
Investor Class	29	29
Cost of shares redeemed:
Institutional Class	(5,012,429)	(1,827,538)
Net increase (decrease) in net assets from capital transactions	2,986,409	2,170,567

Total increase (decrease) in net assets	6,710,788	4,785,705

Net Assets:
Beginning of period	33,087,535	28,301,830
End of period	$39,798,323	$33,087,535
Capital Share Transactions:
Shares sold:
Institutional Class	738,520	380,066
Shares reinvested:
Institutional Class	34,877	38,368
Investor Class	3	3
Shares redeemed:
Institutional Class	(474,255)	(184,384)
Net increase (decrease) in capital share transactions	299,145	234,053

See accompanying Notes to Financial Statements.

7

Vaughan Nelson International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$232,993	$407,793
Net realized gain (loss) on investments and foreign currency transactions	238,574	(3,809,542)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,182,327	3,418,255
Net increase (decrease) in net assets resulting from operations	4,653,894	16,506

Distributions to Shareholders:
Distributions:
Institutional Class	(419,605)	(482,787)
Investor Class	(502)	(412)
Total distributions to shareholders	(420,107)	(483,199)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	2,460,603	981,859
Investor Class	1,737	2,839
Reinvestment of distributions:
Institutional Class	405,581	470,989
Investor Class	502	412
Cost of shares redeemed:
Institutional Class	(5,240,869)	(10,192,704)
Investor Class	(335)	(310)
Net increase (decrease) in net assets from capital transactions	(2,372,781)	(8,736,915)

Total increase (decrease) in net assets	1,861,006	(9,203,608)

Net Assets:
Beginning of period	24,773,385	33,976,993
End of period	$26,634,391	$24,773,385
Capital Share Transactions:
Shares sold:
Institutional Class	190,664	76,508
Investor Class	137	226
Shares reinvested:
Institutional Class	32,369	37,174
Investor Class	40	33
Shares redeemed:
Institutional Class	(413,488)	(783,523)
Investor Class	(26)	(25)
Net increase (decrease) in capital share transactions	(190,304)	(669,607)

See accompanying Notes to Financial Statements.

8

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.47	$8.68	$10.73	$8.37	$8.75
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.13	0.16	0.20	0.15
Net realized and unrealized gain (loss)	0.99	0.71	(2.05)	2.31	(0.27)
Net increase from payments by affiliates (Note 3)	-	0.06	-	-	-
Total from investment operations	1.12	0.90	(1.89)	2.51	(0.12)

Less Distributions:
From net investment income	(0.10)	(0.11)	(0.16)	(0.15)	(0.26)
From net realized gain	-	-	-	-	-
Total distributions	(0.10)	(0.11)	(0.16)	(0.15)	(0.26)

Net asset value, end of period	$10.49	$9.47	$8.68	$10.73	$8.37

Total return[2]	11.87%	10.34%[3]	(17.86)%	30.19%	(1.60)%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$39.8	$33.1	$28.3	$32.2	$23.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.85%[4]	1.99%	2.10%	2.04%	2.40%
After fees waived and expenses absorbed	1.03%[4]	1.10%	1.10%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.47%	0.45%	0.64%	1.19%	0.78%
After fees waived and expenses absorbed	1.29%	1.34%	1.64%	1.88%	1.83%

Portfolio turnover rate	117%	59%	68%	65%	62%

*	Shares were re-designated into Institutional Class shares on October 1, 2019.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

9

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,				For the Period December 2, 2019* through October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.46	$8.68	$10.73	$8.36	$8.66
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.11	0.14	0.17	0.13
Net realized and unrealized gain (loss)	0.99	0.70	(2.06)	2.32	(0.19)
Net increase from payments by affiliates (Note 3)	-	0.06	-	-	-
Total from investment operations	1.10	0.87	(1.92)	2.49	(0.06)

Less Distributions:
From net investment income	(0.10)	(0.09)	(0.13)	(0.12)	(0.24)
Total distributions	(0.10)	(0.09)	(0.13)	(0.12)	(0.24)

Net asset value, end of period	$10.46	$9.46	$8.68	$10.73	$8.36

Total return[2]	11.60%	10.08%[3]	(18.10)%	29.95%	(0.89)%[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [5]	$- [5]	$- [5]	$- [5]	$- [5]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.10%[6]	2.24%	2.35%	2.29%	2.69%[7]
After fees waived and expenses absorbed	1.28%[6]	1.35%	1.35%	1.60%	1.60%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.22%	0.20%	0.40%	0.95%	0.60%[7]
After fees waived and expenses absorbed	1.04%	1.09%	1.40%	1.64%	1.69%[7]

Portfolio turnover rate	117%	59%	68%	65%	62%[4]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[4]	Not annualized.
[5]	Amount represents less than $1,000,000.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.
[7]	Annualized.

See accompanying Notes to Financial Statements.

10

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.36	$11.92	$17.88	$13.03	$12.98
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.17	0.19	0.17	0.13
Net realized and unrealized gain (loss)	2.11	(0.55)	(5.98)	4.81	0.15
Total from investment operations	2.22	(0.38)	(5.79)	4.98	0.28

Less Distributions:
From net investment income	(0.20)	(0.18)	(0.17)	(0.13)	(0.23)
From net realized gain	-	-	-	-	-
Total distributions	(0.20)	(0.18)	(0.17)	(0.13)	(0.23)

Net asset value, end of period	$13.38	$11.36	$11.92	$17.88	$13.03

Total return[2]	19.70%	(3.37)%	(32.67)%	38.39%	2.11%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$26.6	$24.7	$33.9	$40.0	$18.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.11%[3,4]	1.92%	1.52%	1.96%	2.74%
After fees waived and expenses absorbed	0.94%[3,4]	0.99%	0.99%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.28)%	0.36%	0.79%	0.17%	(0.50)%
After fees waived and expenses absorbed	0.89%	1.29%	1.32%	0.98%	1.09%

Portfolio turnover rate	205%	58%	92%	59%	68%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.
[4]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

11

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

					For the Period December 2, 2019* through
	For the Year Ended October 31,				October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.31	$11.88	$17.85	$12.99	$13.30
Income from Investment Operations:
Net investment income (loss) [1]	0.08	0.13	0.15	0.13	0.08
Net realized and unrealized gain (loss)	2.11	(0.54)	(5.97)	4.80	(0.14)
Total from investment operations	2.19	(0.41)	(5.82)	4.93	(0.06)

Less Distributions:
From net investment income	(0.18)	(0.16)	(0.15)	(0.07)	(0.25)
Total distributions	(0.18)	(0.16)	(0.15)	(0.07)	(0.25)

Net asset value, end of period	$13.32	$11.31	$11.88	$17.85	$12.99

Total return[2]	19.44%	(3.61)%	(32.88)%	38.00%	(0.55)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]	$- [4]	$- [4]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.36%[5,6]	2.17%	1.77%	2.21%	2.93%[7]
After fees waived and expenses absorbed	1.19%[5,6]	1.24%	1.24%	1.40%	1.40%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.53)%	0.11%	0.54%	(0.08)%	(0.87)%[7]
After fees waived and expenses absorbed	0.64%	1.04%	1.07%	0.73%	0.66%[7]

Portfolio turnover rate	205%	58%	92%	59%	68%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.
[6]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.
[7]	Annualized.

See accompanying Notes to Financial Statements.

12

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

Note 1 – Organization

Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund”) and Vaughan Nelson International Fund (the “International Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Fund and International Fund’s primary investment objective is to provide long-term capital appreciation. Prior to March 1, 2024, Vaughan Nelson Emerging Markets Fund and Vaughan Nelson International Fund were known as Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund.

The Emerging Markets Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Fund and Emerging Markets Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

13

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

14

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2021 – 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

15

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Fund	0.85%*
International Fund	0.75%+

*	Prior to March 1, 2024, annual rate of the investment advisory fee was 0.95%.
+	Prior to March 1, 2024, annual rate of the investment advisory fee was 0.85%.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Fund – Investor Class	1.25%*
Emerging Markets Fund – Institutional Class	1.00%*
International Fund - Investor Class	1.14%+
International Fund – Institutional Class	0.89%+

*	Prior to March 1, 2024, the annual operating expense limit for Emerging Markets Fund was 1.35% for Investor Class and 1.10% for Institutional Class.
+	Prior to March 1, 2024, the annual operating expense limit for International Fund was 1.24% for Investor Class and 0.99% for Institutional Class.

This agreement is in effect until March 1, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees and absorbed other expenses for the year ended October 31, 2024 as stated below:

Emerging Markets Fund	$329,296
International Fund	308,226
16

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2024, the amount of these potentially recoverable expenses was $927,997 and $825,016, for the Emerging Markets Fund and International Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	Emerging Markets Fund	International Fund
2025	295,372	223,732
2026	303,329	293,058
2027	329,296	308,226
Total	$927,997	$825,016

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2024, are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2024, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2024, are reported on the Statements of Operations.

17

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Note 4 – Federal Income Taxes

At October 31, 2024, gross unrealized appreciation (depreciation) on investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Fund
Cost of Investments	$34,971,759	$26,191,110

Gross Unrealized Appreciation	$5,211,548	$2,128,295
Gross Unrealized Depreciation	(1,155,785)	(1,049,079)
Net Unrealized Appreciation/(Depreciation) on investments	$4,055,763	$1,079,216

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP required that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in-capital and total distributable earnings (deficit) as follows:

	Increase/(Decrease)
	Paid-in Capital	Total Distributable Earnings (Deficit)
Emerging Markets Fund	(112,329)	112,329
International Fund	-	-

At October 31, 2024, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Fund	$2,068,749	$-	$2,068,749
International Fund	11,379,213	3,597,799	14,977,012

During the fiscal year ended October 31, 2024, the Emerging Markets Fund and the International utilized $2,002,898 and $0 of non-expiring capital loss carryforwards, respectively.

18

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Fund
Undistributed ordinary income	$-	$390,058
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	390,058

Accumulated capital and other losses	(2,068,749)	(14,977,012)
Unrealized appreciation (depreciation) on investments	4,055,763	1,079,216
Unrealized appreciation (depreciation) on foreign currency translations	(67,909)	(6,613)
Unrealized deferred compensation	(16,697)	(16,619)
Total accumulated earnings (deficit)	$1,902,408	$(13,530,970)

The tax character of distributions paid during the fiscal years ended October 31, 2024 and 2023 were as follows:

	Emerging Markets Fund		International Fund
	2024	2023	2024	2023
Distributions paid from:
Ordinary income	$361,072	$357,271	$420,107	$483,199
Net long-term capital gains	-	-	-	-
Total distributions paid	$361,072	$357,271	$420,107	$483,199

Note 5 – Investment Transactions

For the year ended October 31, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$48,450,808	$45,296,908
International Fund	53,050,567	54,487,799

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Fund and International Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

19

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2024, for the Emerging Markets Fund and International Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

20

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2024, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$1,994,131	$2,670,654	$-	$4,664,785
Consumer Discretionary	2,753,600	3,608,579	-	6,362,179
Consumer Staples	391,136	632,383	-	1,023,519
Energy	2,351,574	-	-	2,351,574
Financials	544,674	3,946,102	-	4,490,776
Industrials	1,387,810	3,328,643	-	4,716,453
Materials	1,681,307	-	-	1,681,307
Real Estate	-	559,021	-	559,021
Technology	1,625,256	11,552,652	-	13,177,908
Total Investments	$12,729,488	$26,298,034	$-	$39,027,522

Vaughan Nelson International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Communications	$-	$1,326,373	$-	$1,326,373
Consumer Discretionary	1,647,862	1,286,623	-	2,934,485
Energy	2,564,024	-	-	2,564,024
Financials	65,943	5,432,073	-	5,498,016
Industrials	2,368,517	1,255,313	-	3,623,830
Materials	1,229,550	-	-	1,229,550
Technology	3,230,719	6,413,680	-	9,644,399
Short-Term Investments	449,649	-	-	449,649
Total Investments	$11,556,264	$15,714,062	$-	$27,270,326

*	The Fund did not hold any Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial statement instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

21

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Note 11- New Accounting Pronouncement and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 19, 2024, to shareholders of record on December 20, 2024 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Fund	Institutional Class	$0.00000	$0.00000	$0.00000
Emerging Markets Fund	Investor Class	$0.00000	$0.00000	$0.00000
International Fund	Institutional Class	$0.00000	$0.00000	$0.21180
International Fund	Investor Class	$0.00000	$0.00000	$0.17456

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Vaughan Nelson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Vaughan Nelson Emerging Markets Fund (formerly, Vaughan Nelson Emerging Markets Opportunities Fund) and Vaughan Nelson International Fund (formerly, Vaughan Nelson International Small Cap Fund) (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2024

23

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2024, 0.00% and 1.12% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Emerging Markets Fund and International Fund, respectively.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Emerging Markets Fund and International Fund designate income dividends of 100.00% and 60.31%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2024.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Fund and International Fund, designate $215,796 and $326,209, respectively, of income derived from foreign sources and $115,866 and $30,118, respectively, of foreign taxes paid for the fiscal year ended October 31, 2024.

Of the ordinary Income (including short-term capital gain) distributions made for the year ended October 31, 2024, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
Emerging Markets Fund	$0.0569	$0.0305
International Fund	$0.1638	$0.0151
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on September 17–18, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Vaughan Nelson Investment Management, L.P. (the “Advisor”) with respect to the Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund”) and the Vaughan Nelson International Fund (the “International Fund” and together with the Emerging Markets Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2024; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

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Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Emerging Markets Fund’s annualized total return for the three-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index (the “MSCI EM Index”) return. The Fund’s annualized total return for the five-year period was above the Fund Universe median return and the MSCI EM Index return, but below the Peer Group median return by 0.78%. For the ten-year period, the Fund’s annualized total return was below the MSCI EM Index return and the Fund Universe and Peer Group median returns by 1.08%, 1.38%, and 2.19%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return, the Fund Universe median return, and the MSCI EM Index return by 5.19%, 7.01%, and 7.55%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance over the one-year period was due to the Fund’s allocations to the United States, China, Germany, and Brazil, and to poor stock selection in South Korea, Brazil, the United States, and China. The Trustees also considered recent changes by the Advisor to the Fund’s investment strategies and portfolio management team in efforts to address the Fund’s relative underperformance.

•	The International Fund’s annualized total return for the ten-year period was below the Peer Group median return, the MSCI ACWI ex USA Index (the “MSCI Index”) return, and the Foreign Small/Mid Blend Fund Universe median return by 1.44%, 1.54%, and 2.64%, respectively. For the five-year period, the Fund’s annualized total return was below the Peer Group median return, the Fund Universe median return, and the MSCI Index return by 3.06%, 3.53%, and 3.82%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 4.96%, the Fund Universe median return by 6.36%, and the MSCI Index return by 8.99%. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the MSCI Index return by 7.18%, 9.36%, and 11.15%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance over the one-year period was due to poor stock selection in Germany, the United Kingdom, Japan, Switzerland, India, and Canada. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods. The Trustees also considered recent changes by the Advisor to the Fund’s investment strategies and portfolio management team in efforts to address the Fund’s relative underperformance.

The Board also considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Diversified Emerging Markets Fund Universe median, but slightly higher than the Peer Group median by 0.025%. The Trustees considered that the Fund’s advisory fee was lower than the Advisor’s standard fee schedule to manage institutional separate accounts using the same strategy as the Fund. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fee paid by the other series of the Trust managed by the Advisor.
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The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

•	The International Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Foreign Small/Mid Blend Fund Universe medians. The Trustees considered that the Fund’s advisory fee was lower than the Advisor’s standard fee schedule to manage institutional separate accounts using the same strategy as the Fund. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2024, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the International Fund, had waived a majority of its advisory fee for the Emerging Markets Fund, and had not realized a profit with respect to either Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/8/2025